UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21455
 -------------------------------------------------------------------------------

                     Dreman/Claymore Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             2455 Corporate West Drive, Lisle, IL        60532
--------------------------------------------------------------------------------
           (Address of principal executive offices)    (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: October 31
                         ---------------

Date of reporting period: July 31, 2008
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.


DREMAN/CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)

    NUMBER OF SHARES                                                                                           VALUE
--------------------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS - 181.2%
                       COMMON STOCKS  - 103.0%
                       CONSUMER DISCRETIONARY - 0.4%
             123,700   Regal Entertainment Group - Class A                                              $  2,059,605
                                                                                                        ------------

                       CONSUMER STAPLES - 22.6%
           3,581,950   Altria Group, Inc.                                                                 72,892,683
             992,659   Philip Morris International, Inc.                                                  51,270,837
             367,132   Vector Group Ltd.                                                                   6,575,334
                                                                                                        ------------
                                                                                                         130,738,854
                                                                                                        ------------
                       ENERGY - 52.9%
             163,800   Anadarko Petroleum Corp.                                                            9,485,658
             116,600   Apache Corp.                                                                       13,079,022
             821,500   ARC Energy Trust (Canada)                                                          23,547,073
             150,000   Baytex Energy Trust (Canada)                                                        4,648,500
             889,700   Bonavista Energy Trust (Canada) (d)                                                28,325,817
              43,800   BP Prudhoe Bay Royalty Trust                                                        3,762,420
             303,400   Chevron Corp.                                                                      25,655,504
             686,200   ConocoPhillips (f)                                                                 56,007,644
           1,200,900   Crescent Point Energy Trust (Canada)                                               40,579,267
             337,000   Devon Energy Corp. (f)                                                             31,977,930
             100,000   DHT Maritime, Inc. (Marshall Islands)                                                 938,000
             403,700   Enerplus Resources Fund (Canada)                                                   16,616,292
             546,828   Harvest Energy Trust (Canada)                                                      10,767,043
              82,900   NAL Oil & Gas Trust (Canada)                                                        1,202,271
             365,600   Pengrowth Energy Trust - Class A (Canada)                                           6,328,536
             813,000   Penn West Energy Trust (Canada)                                                    24,381,870
             100,800   San Juan Basin Royalty Trust                                                        3,847,536
              91,800   Vermilion Energy Trust (Canada)                                                     3,548,458
              57,500   Williams Coal Seam Gas Trust                                                          542,225
                                                                                                        ------------
                                                                                                         305,241,066
                                                                                                        ------------
                       FINANCIALS - 19.7%
             228,300   Apollo Investment Corp.                                                             3,636,819
             540,000   Bank of America Corp.                                                              17,766,000
             250,000   Cypress Shapridge Investments, Inc. - REIT (a) (c)                                  4,500,000
           1,515,000   Fannie Mae (f)                                                                     17,422,500
              68,600   Hartford Financial Services Group, Inc.                                             4,348,554
             724,800   KeyCorp.                                                                            7,646,640
             233,600   PNC Financial Services Group, Inc.                                                 16,653,344
             415,000   Regions Financial Corp.                                                             3,934,200
             448,600   U.S. Bancorp                                                                       13,731,646
             348,300   Wachovia Corp.                                                                      6,015,141
           3,356,458   Washington Mutual, Inc. (f)                                                        17,889,921
              95,200   W.P. Stewart & Co. Ltd. (Bermuda)                                                     148,512
                                                                                                        ------------
                                                                                                         113,693,277
                                                                                                        ------------
                       HEALTH CARE - 4.0%
             362,400   Eli Lilly & Co.                                                                    17,072,664
             211,400   UnitedHealth Group, Inc.                                                            5,936,112
                                                                                                        ------------
                                                                                                          23,008,776
                                                                                                        ------------
                       INDUSTRIALS - 0.9%
             333,900   Contrans Income Fund (Canada)                                                       2,641,236
              56,800   Eagle Bulk Shipping, Inc. (Marshall Island)                                         1,649,472
             104,900   New Flyer Industries, Inc. (Canada)                                                 1,160,718
                                                                                                        ------------
                                                                                                           5,451,426
                                                                                                        ------------
                       TELECOMMUNICATIONS - 0.2%
             107,000   Alaska Communications Systems Group, Inc.                                           1,363,180
                                                                                                        ------------

                       UTILITIES - 2.3%
             261,300   Empire District Electric Co.                                                        5,333,133
             152,200   Great Plains Energy, Inc.                                                           3,844,572
              90,000   Progress Energy, Inc.                                                               3,807,900
                                                                                                        ------------
                                                                                                          12,985,605
                                                                                                        ------------
                       TOTAL COMMON STOCKS - 103.0%
                       (Cost $654,079,260)                                                               594,541,789
                                                                                                        ------------

                       PREFERRED STOCKS - 47.9%
                       CONSUMER DISCRETIONARY - 0.3%
              81,250   Red Lion Hotels Capital Trust, 9.500%                                               1,901,656
                                                                                                        ------------

                       CONSUMER STAPLES - 2.0%
             140,000   Dairy Farmers of America, 7.875% (a)                                               11,261,250
                                                                                                        ------------

                       FINANCIALS - 43.1%
             200,000   ABN AMRO Capital Fund Trust VII, 6.080%                                             3,470,000
              80,000   AEGON N.V., 6.875% (Netherlands)                                                    1,443,200
             340,000   Arch Capital Group, Ltd., 7.875% (Bermuda)                                          7,820,000
              33,400   Arch Capital Group, Ltd., 8.000% (Bermuda)                                            759,850
              20,000   Aspen Insurance Holdings Ltd., 7.401% (Bermuda) (b)                                   355,000
             218,100   Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)                              4,667,340
              50,000   Axis Capital Holdings Ltd., Series B, 7.500% (Bermuda) (b)                          4,035,940
          10,000,000   Barclays Bank PLC, 8.550% (United Kingdom) (a) (b)                                  9,749,230
          11,000,000   CA Preferred Funding Trust, 7.000%                                                 10,033,617
             189,300   Chevy Chase Bank, Series C, 8.000%                                                  4,202,460
              60,000   CIT Group, Inc., Series A, 6.350%                                                     783,000
             225,000   CIT Group, Inc. 8.750%                                                             10,557,000
             300,000   Deutsche Bank Capital Funding Trust VIII, 6.375%                                    6,087,000
             412,000   Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)                                8,446,000
           1,500,000   Fannie Mae, Series 08-1, 8.750%                                                    36,930,000
             200,000   Fannie Mae, Series E, 5.100%                                                        3,918,760
           1,500,000   Fannie Mae, 8.250% (f)                                                             25,185,000
              80,000   Fannie Mae, Series O, 7.000% (b)                                                    2,420,000
           1,060,000   Fannie Mae, 6.750%                                                                 15,454,800
             280,000   Fannie Mae, Series P, 4.500% (a) (b)                                                2,892,400
              48,700   Franklin Bank Corp., Series A, 7.500%                                                 243,500
             100,000   Freddie Mac, Series O, 5.810%                                                       2,420,000
              25,000   Freddie Mac, Series T, 6.420%                                                         687,500
              80,000   Goldman Sachs Group, Inc., 6.200%                                                   1,749,600
             200,000   Hilltop Holdings, Inc. 8.250%                                                       3,600,000
           7,042,000   HSBC Capital Funding LP, 10.176% (Channel Islands) (a) (b)                          8,359,572
          12,840,000   HSBC Capital Funding LP, 9.547% (Channel Islands) (a) (b)                          13,363,063
             100,000   HSBC Holdings PLC, Series A, 6.200% (United Kingdom)                                2,060,000
             140,500   Lehman Brothers Holdings, Inc., Series F, 6.500%                                    1,906,585
           2,000,000   Lloyds TSB Bank PLC, 6.900% (United Kingdom)                                        1,850,000
              80,000   LTC Properties, Inc. - REIT, Series F, 8.000%                                       1,860,000
             200,000   Merrill Lynch & Co., Inc. 6.700%                                                    3,704,000
              50,000   MetLife, Inc., Series B, 6.500%                                                     1,032,000
             100,000   Morgan Stanley, Series A, 4.000% (b)                                                1,470,000
             245,000   Odyssey Re Holdings Corp., Series A, 8.125%                                         5,588,450
             152,100   Odyssey Re Holdings Corp., Series B, 6.020% (b)                                     2,768,220
             400,000   Omega Healthcare Investors, Inc - REIT, Series D, 8.375%                            9,240,000
          31,000,000   Prudential PLC, 6.500% (United Kingdom) (d)                                        24,564,090
             100,000   Santander Finance Preferred SA Unipersonal, 6.800% (Spain)                          2,031,000
             577,400   Scottish Re Group Ltd., 7.250% (Cayman Islands) (b)                                 1,082,625
                                                                                                        ------------
                                                                                                         248,790,802
                                                                                                        ------------
                       UTILITIES - 2.5%
              80,000   Alabama Power Co., 5.300%                                                           1,686,400
             120,000   PPL Electric Utilities Corp., 6.250%                                                2,872,500
             385,500   Southern Union Co., 7.550%                                                          9,730,020
                                                                                                        ------------
                                                                                                          14,288,920
                                                                                                        ------------
                       TOTAL PREFERRED STOCKS - 47.9%
                       (Cost $400,898,644)                                                               276,242,628
                                                                                                        ------------

                       CONVERTIBLE PREFERRED STOCKS - 11.6%
                       CONSUMER STAPLES - 5.5%
              25,000   Universal Corp., 6.750% (d)                                                        31,698,600
                                                                                                        ------------

                       FINANCIALS - 6.1%
                 505   Fannie Mae, 5.375% (d)                                                             22,851,250
                 142   Washington Mutual, Inc.                                                             8,649,926
          11,000,000   Washington Mutual Preferred Funding LLC, 6.895% (a) (b)                             3,412,255
                                                                                                        ------------
                                                                                                          34,913,431
                                                                                                        ------------

                       TOTAL CONVERTIBLE PREFERRED STOCKS                                                 66,612,031
                       (Cost $95,313,845)                                                               ============

                       INVESTMENT COMPANIES - 2.2%
             116,000   Cohen & Steers REIT and Preferred Income Fund                                       2,200,520
             246,200   Evergreen Income Advantage Fund                                                     2,501,392
             222,600   Hyperion Brookfield Total Return Fund, Inc                                          1,306,662
             190,000   Nuveen Multi-Strategy Income and Growth Fund 2                                      1,759,400
             161,200   Nuveen Quality Preferred Income Fund II                                             1,515,280
             272,200   Pioneer High Income Trust                                                           3,639,314
                                                                                                        ------------
                       TOTAL INVESTMENT COMPANIES                                                         12,922,568
                       (Cost $18,999,071)                                                               ------------
                                                                                              OPTIONAL
    PRINCIPAL AMOUNT                                                                   CALL PROVISIONS
--------------------------------------------------------------------------------------------------------------------
                       CORPORATE BONDS - 10.5%
                       COMMUNICATIONS - 0.4%
           $ 300,000   Idearc, Inc.,B-, 8.000%, 11/15/16                                11/15/11 @ 104       138,000
           2,700,000   Univision Communications,CCC, 9.75%, 3/15/15 (a)                  3/15/11 @ 105     2,072,250
                                                                                                        ------------
                                                                                                           2,210,250
                                                                                                        ------------
                       CONSUMER DISCRETIONARY - 1.2%
             900,000   ARAMARK Corp.,B, 8.500%, 2/01/15                                  2/01/11 @ 104       901,125
           3,000,000   Ford Motor Co.,CCC, 7.450%, 7/16/31                                         N/A     1,575,000
           3,000,000   General Motors Corp.,B-, 8.375%, 7/15/33                                    N/A     1,492,500
           2,000,000   Hertz Corp. (The),B, 10.500%, 1/01/16                             1/01/11 @ 105     1,750,000
           2,535,000   Station Casinos, Inc.,CCC+, 6.500%, 2/01/14                       2/01/09 @ 102     1,235,813
                                                                                                        ------------
                                                                                                           6,954,438
                                                                                                        ------------
                       ENERGY - 0.6%
           2,871,000   Compton Petroleum Finance Corp.,B, 7.625%, 12/01/13 (Canada)     12/01/09 @ 104     2,799,225
             500,000   Connacher Oil and Gas Ltd.,BB, 10.250%, 12/15/15 (Canada) (a)    12/15/11 @ 105       523,750
                                                                                                        ------------
                                                                                                           3,322,975
                                                                                                        ------------
                       FINANCIALS - 4.6%
           3,000,000   Ford Motor Credit Co.,B-, 7.375%, 2/1/11                                    N/A     2,419,470
          13,354,000   Old Mutual Capital Funding LP,NR, 8.000%, 5/29/49                12/22/08 @ 100    12,319,065
                          (Channel Island)
           2,000,000   Preferred Term Securities XI Ltd., NR
                       Subordinate Income Notes 19.000%, 9/24/33 (a) (b)                           N/A     1,552,600
           3,000,000   Preferred Term Securities XIX Ltd., NR
                       Subordinate Income Notes 13.500%, 12/22/35 (a) (b)                          N/A     1,395,000
           2,000,000   Preferred Term Securities XX Ltd., NR
                       Subordinate Income Notes 14.000%, 3/22/38 (a) (b)                           N/A       422,800
           2,000,000   Preferred Term Securities XXI Ltd., NR
                       Subordinate Income Notes 15.000%, 3/22/38 (b)                               N/A       515,400
           5,400,000   RBS Capital Trust, Series B,A, 6.800%, 12/29/49                  12/31/08 @ 100     4,812,750
           3,250,000   Royal Bank Of Scotland Group PLC,A, 7.648%, 8/29/49               9/30/31 @ 100     2,918,454
                          (United Kingdom) (b)                                                          ------------
                                                                                                          26,355,539
                                                                                                        ------------
                       HEALTH CARE - 1.8%
           1,900,000   Community Health Systems Inc,B, 8.875%, 7/15/15                   7/15/11 @ 104     1,923,750
           2,300,000   HCA, Inc.,B-, 6.500%, 2/15/16                                               N/A     1,926,250
           4,500,000   HCA, Inc.,BB-, 9.250%, 11/15/16                                  11/15/11 @ 105     4,646,250
           1,600,000   ReAble Therapeutics Finance Corp.,B-, 10.875%, 11/15/04 (a)                 N/A     1,604,000
                                                                                                        ------------
                                                                                                          10,100,250
                                                                                                        ------------
                       INDUSTRIALS - 0.6%
           1,500,000   Casella Waste Systems, Inc.,B, 9.750%, 2/01/13                    9/11/08 @ 105     1,492,500
           2,000,000   Crown Cork & Seal Co., Inc.,B, 8.000%, 4/15/23                    9/11/08 @ 102     1,790,000
                                                                                                        ------------
                                                                                                           3,282,500
                                                                                                        ------------
                       MATERIALS - 0.4%
           5,000,000   Abitibi-Consolidated Co.,CCC+, 8.375%, 4/01/15 (Canada)                     N/A     2,050,000
                                                                                                        ------------

                       RETAIL - 0.6%
           1,900,000   Rite Aid Corp.,CCC+,  8.625%, 3/01/15                             3/01/11 @ 104     1,230,250
           2,000,000   Neiman-Marcus Group, Inc.,B+, 9.000%, 10/15/15                   10/15/10 @ 105     1,970,000
                                                                                                        ------------
                                                                                                           3,200,250
                                                                                                        ------------
                       UTILITIES - 0.3%
           2,000,000   Texas Competitive Electric Holdings Co. LLC,CCC,                  11/1/11 @ 105     2,010,000
                          10.25%, 11/1/15 (a)                                                           ------------

                       TOTAL CORPORATE BONDS - 10.5%
                       (Cost $75,192,355)                                                                 59,486,202
                                                                                                        ------------

                       TERM-LOANS (FUNDED) - 2.3%
           2,388,000   Bausch & Lomb Term Loan, Parent Tranche, 6.051%, 4/26/15 (b)                        2,329,296
             360,000   Bausch & Lomb Term Loan, Delayed Tranche, 6.051%, 4/26/15 (b)                         351,150
             510,701   First Data Corp., Tranche B3, 5.551%, 9/24/14 (b)                                     470,757
           7,429,299   First Data Corp., Tranche B3, 5.551%, 9/24/14 (b)                                   6,848,224
           2,194,286   TXU Bank, Tranche B2, 6.234%, 10/10/14 (b)                                          2,068,114
             421,071   TXU Bank, Tranche B2, 6.478%, 10/10/14 (b)                                            396,860
             362,143   TXU Bank, Tranche B2, 5.961%, 10/10/14 (b)                                            341,320
                                                                                                        ------------
                       TOTAL TERM-LOANS (FUNDED)                                                          12,805,721
                       (Cost $13,466,780)                                                               ------------

    NUMBER OF SHARES
--------------------------------------------------------------------------------------------------------------------
                       LIMITED PARTNERSHIP - 0.3%
                       REAL ESTATE - 0.3%
                       Kodiak Funding, LP (c)
           4,000,000   (Cost $3,570,000)                                                                   1,976,000
                                                                                                        ------------

                       SHORT-TERM INVESTMENTS - 3.3%
          19,237,687   Dreyfus Money Market Bond Fund
                       (Cost $19,237,687)                                                                 19,237,687
                                                                                                        ------------
     CONTRACTS
     (100 SHARES                                                                  EXPIRATION  EXERCISE      EXERCISE
     PER CONTRACT)     CALL OPTIONS PURCHASED (E)                                       DATE     PRICE         VALUE
--------------------------------------------------------------------------------------------------------------------
                       CALL OPTIONS PURCHASED - 0.1%
               4,000   Financial Select Sector SPDR Fund                        January 2009     30.00        92,000
              44,000   Financial Select Sector SPDR Fund                        January 2009     33.00       440,000
                                                                                                        ------------
                       TOTAL CALL OPTIONS PURCHASED                                                          532,000
                       (Cost $14,839,584)                                                               ------------

                       TOTAL INVESTMENTS - 181.2%
                       (Cost $1,295,597,226)                                                           1,044,356,626
                       Liabilities in excess of Other Assets - (0.2%)                                     (1,051,949)
                       Total Options Written (Premiums received $18,449,426) - (7.3%)                    (41,880,000)
                       Preferred Shares, at Liquidation Value -
                       (-73.7% of Net Assets Applicable to Common Shares or
                       -40.7% of Total Investments)                                                     (425,000,000)
                                                                                                        ------------
                       NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                  $576,424,677
                                                                                                        ============

--------------------------------------------------------------------------------------------------------------------

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, these securities amounted to 10.9% of net assets applicable to common shares.

(b)  Floating or variable rate security.

(c) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $6,476,000 which represents 1.1% of Net Assets Applicable to Common Shares.

(d) All or a portion of this security position represents cover for outstanding options written.

(e)  Non-income producing security.

(f) All or a portion of these securities have been physically segregated in connection with swap agreements and open futures contracts.

Ratings shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.



DREMAN/CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2008

CONTRACTS
(100 SHARES                                                                      EXPIRATION     EXERCISE
PER CONTRACT)                  PUT OPTIONS WRITTEN (e)                                 DATE        PRICE             VALUE
--------------------------------------------------------------------------------------------------------------------------
                   48,000      Financial Select Sector SPDR Fund               January 2009        30.00        41,880,000

                               TOTAL OPTIONS WRITTEN
                               (Premiums received $18,449,426)                                                 $41,880,000
                                                                                                               ===========

(e)  Non-income producing security.

At July 31, 2008, the following futures contracts were outstanding:

                                                                                                                UNREALIZED
                      SHORT          NUMBER OF        EXPIRATION          ORIGINAL               VALUE AT    APPRECIATION/
                  CONTRACTS          CONTRACTS             MONTH             VALUE          JULY 31, 2008   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Future                              38            Sep-08     $  12,973,386          $  12,037,450      $   935,936
US Treasury Bond (CBT)                   2,118            Sep-08     $ 245,605,163          $ 244,629,000      $   976,163
                                                                                                               -----------
                                                                                                               $ 1,912,099
                                                                                                               ===========

At July 31, 2008, the following swap agreement was outstanding:

                                                                                                                UNREALIZED
                                   TERMINATION          NOTIONAL             FIXED               FLOATING    APPRECIATION/
COUNTERPARTY                              DATE            AMOUNT              RATE                   RATE   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.            9/21/2009     $ 150,000,000             4.34%          1 Month LIBOR    $ (2,620,023)

For the swap noted, the Fund pays a fixed rate and receives the floating rate.

                                    % of Total
Country Breakdown*                 Investments
----------------------------------------------
United States                            73.5%
Canada                                   16.2%
United Kingdom                            3.9%
Channel Island                            3.3%
Bermuda                                   2.5%
Marshall Islands                          0.2%
Spain                                     0.2%
Netherlands                               0.1%
Cayman Islands                            0.1%
----------------------------------------------

*    Subject to change daily.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:  /s/ J. Thomas Futrell
     ----------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: September 29, 2008
     ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     ----------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: September 29, 2008
     ----------------------------------------

By:  /s/ Steven M. Hill
     ----------------------------------------
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: September 29, 2008
     ----------------------------------------